Significant Accounting Policies - Schedule of Property and Equipment Estimated Useful Lives (Parenthetical) (Detail)		12 Months Ended
Dec. 31, 2014
Leasehold Improvements | Maximum
Property Plant And Equipment [Line Items]
Property and equipment, useful life	[1]	10 years

[1]	Leasehold improvements are depreciated over the lesser of the estimated useful life, remaining lease term, or 10 years.